Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
ARK Web x.0 ETF (Prospectus Summary) | ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Web x.0 ETF (ARKW)
Risk/Return Supplement [Text Block]	ck0001579982_SupplementTextBlock

ARK ETF TRUST

ARK Innovation ETF (ARKK)

ARK Genomic Revolution Multi-Sector ETF (ARKG)

ARK Industrial Innovation ETF (ARKQ)

ARK Web x.0 ETF (ARKW)

Supplement dated June 30, 2016 (“Supplement”) to the Prospectus and Statement of Additional Information (“SAI”) for the ARK ETF Trust dated December 31, 2015, as supplemented

This Supplement updates certain information contained in the Prospectus and SAI with respect to each of the following series of the ARK ETF Trust (“Trust”): ARK Innovation ETF, ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, and ARK Web x.0 ETF (each “Fund,” or collectively, “Funds”).

Changes to the Management Fee and Investment Advisory Fee for each Fund

Effective June 1, 2016, in connection with the annual approval of the Supervision Agreement between ARK Investment Management LLC (“ARK”) and the Trust, each member of the Board of Trustees (“Board”) of the Trust, including each trustee that is not an “interested person” (“Independent Trustee”) voting separately, approved ARK's request to voluntarily reduce its annual management fee under the Supervision Agreement from 0.95% of the average daily net assets of each Fund to 0.75% of the average daily net assets of each Fund.

Additionally, effective June 1, 2016, in connection with the annual approval of the Investment Advisory Agreement (“Advisory Agreement”) between ARK, the Board, and the Trust on behalf of each of the Funds, each of the members of the Board, including each of the Independent Trustees voting separately, approved ARK's request to voluntarily reduce its annual investment advisory fees under the Advisory Agreement from 0.60% of the average daily net assets of each Fund to 0.55% of the average daily net assets of each Fund.

Neither of these fee reductions is subject to any expense reimbursement or fee waiver agreement or arrangement between ARK and the Funds.

The Fund Fee and Expense Table for each Fund that appears on pages 1, 8, 13, and 18 of the Prospectus is hereby deleted in its entirety and replaced by the following information. Also, the reference to the 0.95% Management Fee in the “Management of the Funds” section on page 30 of the Prospectus is deleted in its entirety and replaced to reflect the 0.75% Management Fee. Any other such reference to the Management Fee not mentioned in this paragraph should be read to reflect the 0.75% Management Fee.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	0.75%

(a)

Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$77
3	$240
5	$417
10	$930

You may obtain copies of the Prospectus and SAI for each Fund free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com, or by writing to ARK Investment Management, LLC, 155 West 19th Street, Fifth Floor, New York, New York 10011.

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Supplement Closing [Text Block]	ck0001579982_SupplementClosingTextBlockTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
ARK Web x.0 ETF (Prospectus Summary) | ARK Web x.0 ETF | ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930

[1]	Pursuant to a Supervision Agreement, ARK Investment Management LLC ('ARK' or 'Adviser') pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).